Equity	12 Months Ended
Dec. 31, 2021
Equity

28 Equity

28.1 Capital

As of December 31, 2021, the Company's subscribed and paid-up capital stock amounted to R$8,043,222 and comprised 797,207,834 shares with no par value, distributed as follows:

		Amount of shares
				Preferred		Preferred
		Common		shares		shares
		shares	%	class A	%	class B	%	Total	%

Novonor		226,334,623	50.11	79,182,498	22.95			305,517,121	38.33
Petrobras		212,426,952	47.03	75,761,739	21.96			288,188,691	36.15
ADR	(i)			35,476,394	10.28			35,476,394	4.45
Other		12,907,077	2.86	153,737,595	44.55	478,790	100.00	167,123,462	20.96
Total		451,668,652	100.00	344,158,226	99.74	478,790	100.00	796,305,668	99.89
Treasury shares				902,166	0.26			902,166	0.11
Total		451,668,652	100.00	345,060,392	100.00	478,790	100.00	797,207,834	100.00
Authorised		535,661,731		616,682,421		593,818		1,152,937,970

(i)	American Depository Receipt (“ADR”) on the New York Stock Exchange – NYSE (USA).

Changes in shares during the year:

				Amount of shares
	Note	2020	Changes	2021
Outstanding shares
Common shares		451,668,652		451,668,652
Preferred shares class A	28.4	343,824,794	333,432	344,158,226
Preferred shares class B		500,230	(21,440)	478,790
		795,993,676	311,992	796,305,668

Treasury shares
Preferred shares class A	28.4	1,224,878	(322,712)	902,166

Total		797,218,554	(10,720)	797,207,834

28.2 Capital reserves

This reserve includes part of the shares issued in Company’s several capital increases. This reserve can be used to absorb losses, to redeem, reimburse or purchase shares, and to incorporate into the capital stock.

The Company used the balance of this reserve to absorb the loss of the year 2020.

28.3 Profit reserves

The Company used the balance of these reserves to absorb accumulated losses at the end of fiscal year 2020 being reconstituted in 2021 according to note 28.6.

(a) Legal reserve

Under Brazilian Corporation Law, companies must transfer 5% of net profit for the year to a legal reserve until this reserve is equivalent to 20% of the paid-up capital. The legal reserve can be used for capital increase or absorption of losses.

(b) Tax incentive reserve

The government grants (see note 31) are recognized in the profit or loss and are appropriated from retained earnings to the tax incentive reserve. This reserve may only be used to offset losses with subsequent reconstitution or increase share capital.

(c) Profit retention

In accordance with corporation law, portions of net income for the fiscal year may be allocated to reserves or retained based on the capital budget. Profits not allocated as such may be distributed to shareholders in the form of dividends. In 2021, a portion of net income was retained based on the capital budget for capital expenditures and to enable the buying of new shares and the securing of those held in treasury for making payments to the beneficiaries of programs under the Long-term Incentive Plan of the Company.

28.4 Share rights

Preferred shares carry no voting rights, but they ensure priority, non-cumulative annual dividend of 6% of their unit value, according to profits available for distribution. The unit value of the shares is obtained through the division of capital by the total number of outstanding shares. As common shares, only class “A” preferred shares will have the same claim on the remaining profit that exceed the minimum mandatory dividend of 6% and will be entitled to dividends only after the priority dividend is paid to preferred shareholders. Only class “A” preferred shares also have the same claim as common shares on the distribution of shares resulting from capitalization of other reserves. Class “A” preferred shares can be converted into common shares upon resolution of majority voting shareholders present at a General Meeting. Class “B” preferred shares can be converted into class “A” preferred shares at any time, at the ratio of two class “B” preferred shares for one class “A” preferred share, upon a simple written request to the Company, provided that the non-transferability period provided for in specific legislation that allowed for the issue and payment of such shares with tax incentive funds has elapsed.

In 2021, 322,712 shares (2020: 1,721 shares) held in treasury were delivered to participants of the LTI Program 2018, which was fully settled in April 2021 (Note 27.2). Moreover, in 2021, class B preferred shares (21,440 shares) were converted into class A preferred shares (10,720 shares).

28.5 Prepayment of dividends

On December 2, 2021, the Board of Directors approved the prepayment of dividends based on the 2021 results of R$6,000,000 segregated in R$3,405,152 to common shareholders, R$2,594,545 to class A preferred shareholders, and R$303 to class B preferred shareholders.

28.6 Retained earnings

Retained earnings in the fiscal year were allocated as follows:

2021

Profit for the year	13,984,946

Accumulate losses absorption	(4,529,547)
Comprehensive income	26,883
Dividends-lapse of statute of limitation	1,653
Profit for allocation	9,483,935

Alocation profit
Prepaid dividends approved by Board	(6,000,000)
Profit reserves
Tax incentive	(1,017,546)
Legal reserve	(472,770)
Retention of profits	(643,619)
Additional proposed dividends	(1,350,000)
(3,483,935)

Total allocation	(9,483,935)

28.7 Other comprehensive income

	Attributed to shareholders' interest
						Actuarial
	Deemed cost					gain (loss)	Foreign
	and additional		Gain (loss)	Foreign		on Defined	currency	Total
	indexation of	Fair value	on interest	sales	Cash flow	Benefit and	translation	Braskem	Non-controlling
	PP&E	adjustments	in subsidiary	hedge	hedge	health plan	adjustment	shareholders'	interest in
	(ii)	(iii)	(i)	(iv)	(iv)	(v)	(vi)	interest	Braskem Idesa	Total

As of December 31, 2018	151,214	(450)	(9,469)	(7,626,515)	(257,508)	(53,574)	2,166,875	(5,629,427)	(566,035)	(6,195,462)

Additional indexation
Realization by depreciation or write-off assets	(40,481)							(40,481)		(40,481)
Income tax and social contribution	13,764							13,764		13,764

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,338)							(1,338)		(1,338)
Income tax and social contribution	455							455		455

Fair value adjustments
Accounts receivable		15						15		15

Foreign sales hedge
Exchange rate				(507,464)				(507,464)	116,202	(391,262)
Transfer to result				1,585,480				1,585,480	66,787	1,652,267
Income tax and social contribution				(344,567)				(344,567)	(54,897)	(399,464)

Fair value of Cash flow hedge
Change in fair value					7,150			7,150	(23,078)	(15,928)
Transfer to result					54,450			54,450	16,752	71,202
Income tax and social contribution					(21,703)			(21,703)	1,898	(19,805)

Fair value of cash flow hedge from jointly-controlled (RPR)					(978)			(978)		(978)

Actuarial loss with post-employment benefits, net of taxes						(109,492)		(109,492)	(136)	(109,628)

Foreign currency translation adjustment							220,228	220,228	(83,506)	136,722

(Loss) gain from investments							(50)	(50)	(34)	(84)

Effect of IAS29 - hyperinflation							(3,561)	(3,561)		(3,561)

As of December 31, 2019	123,614	(435)	(9,469)	(6,893,066)	(218,589)	(163,066)	2,383,492	(4,777,519)	(526,047)	(5,303,566)

Additional indexation
Realization by depreciation or write-off assets	(39,853)							(39,853)		(39,853)
Income tax and social contribution	13,551							13,551		13,551

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,123)							(1,123)		(1,123)
Income tax and social contribution	382							382		382

Fair value adjustments
Accounts receivable		113						113		113

Foreign sales hedge
Exchange rate				(7,215,247)				(7,215,247)	(111,363)	(7,326,610)
Transfer to result				2,547,855				2,547,855	117,932	2,665,787
Income tax and social contribution				1,587,701				1,587,701	(1,965)	1,585,736

Fair value of Cash flow hedge
Change in fair value					(545,038)			(545,038)	7,613	(537,425)
Transfer to result					(47,223)			(47,223)	(15,742)	(62,965)
Income tax and social contribution					200,393			200,393	2,439	202,832

Fair value of cash flow hedge from jointly-controlled (RPR)					1,260			1,260		1,260

Actuarial loss with post-employment benefits, net of taxes						(648)		(648)	1	(647)

Foreign currency translation adjustment							3,054,126	3,054,126	(396,084)	2,658,042

(Loss) gain from investments			3,695					3,695		3,695

Effect of IAS29 - hyperinflation							8,077	8,077		8,077

As of December 31, 2020	96,571	(322)	(5,774)	(9,972,757)	(609,197)	(163,714)	5,445,695	(5,209,498)	(923,216)	(6,132,714)

	Attributed to shareholders' interest
						Actuarial
	Deemed cost					gain (loss)	Foreign
	and additional		Gain (loss)	Foreign		on Defined	currency	Total
	indexation of	Fair value	on interest	sales	Cash flow	Benefit and	translation	Braskem	Non-controlling
	PP&E	adjustments	in subsidiary	hedge	hedge	health plan	adjustment	shareholders'	interest in
	(ii)	(iii)	(i)	(iv)	(iv)	(v)	(vi)	interest	Braskem Idesa	Total

As of December 31, 2020	96,571	(322)	(5,774)	(9,972,757)	(609,197)	(163,714)	5,445,695	(5,209,498)	(923,216)	(6,132,714)

Additional indexation
Realization by depreciation or write-off assets	(39,644)							(39,644)		(39,644)
Income tax and social contribution	13,480							13,480		13,480

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,091)							(1,091)		(1,091)
Income tax and social contribution	372							372		372

Fair value adjustments
Accounts receivable		(130)						(130)		(130)

Exchange rate				(2,063,726)				(2,063,726)	(51,152)	(2,114,878)
Transfer to result				2,283,425				2,283,425	126,807	2,410,232
Income tax and social contribution				(65,619)				(65,619)	(22,696)	(88,315)

Fair value of Cash flow hedge
Change in fair value					123,717			123,717		123,717
Transfer to result					260,058			260,058	86,686	346,744
Income tax and social contribution					(120,081)			(120,081)	(26,006)	(146,087)

Fair value of cash flow hedge from jointly-controlled (RPR)					(968)			(968)		(968)

Actuarial loss with post-employment benefits, net of taxes						23,028		23,028	(14)	23,014

Foreign currency translation adjustment							1,591,094	1,591,094	(87,946)	1,503,148

Effect of IAS29 - hyperinflation							35,425	35,425		35,425

As of December 31, 2021	69,688	(452)	(5,774)	(9,818,677)	(346,471)	(140,686)	7,072,214	(3,170,158)	(897,537)	(4,067,695)

(i)	Transfer to the income statement when divestment or transfer of control of subsidiary.
(ii)	Transfer to retained earnings as the asset is depreciated or written-off/sold.
(iii)	For receivables classified as fair value through other comprehensive income, transfer to the income statement when attainment of jurisdiction or early liquidation.
(iv)	Transfer to the income statement when maturity, prepayment or loss of efficacy for hedge accounting.
(v)	Transfer to retained earnings when the extinction of the plan.
(vi)	Transfer to the income statement when write-off of subsidiary abroad.